Condensed Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 124,185	$ 254,137
Accounts Receivable	0	9,783
Prepaid Expenses	1,271	2,706
Total Current Assets	125,456	266,626
Property and Equipment, net	98,407	107,211
Other Assets
License, net of amortization	91,861	97,725
Deferred Financing Costs	2,612	1,795
Security Deposit	1,800	1,800
Total Other Assets	96,273	101,320
Total Assets	320,136	475,157
Liabilities and Stockholders' Equity (Deficit)
Accounts Payable	89,670	132,324
Accrued Salaries	105,986	120,068
Accrued Expenses	6,831	844
Liability to Guarantee Equity Value	90,980	90,980
Capital lease obligation	1,702	1,932
Convertible Note Payable- net of discount	35,510	11,377
Current Portion of Long Term Debt	42,349	42,349
Derivative Liability	194,048	121,546
Total Current Liabilities	567,076	521,420
Long Term Liabilities
Long-term debt - less current portion	144,079	152,770
Total Liabilities	711,155	674,190
Commitments and Contingencies (See Note 6)
Stockholders' Deficit
Class B Participating Cumulative Preferred Super voting Stock, $0.0166 par value;1,000,000 shares authorized; 1,000,000 issued and outstanding at March 31, 2012 and December 31, 2011, respectively	16,600	16,600
Class A Common Stock, $0.0166 par value; 59,000,000 shares authorized; 29,219,896 and 29,044,896 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	481,547	481,548
Class A Common Stock Payable, 175,000 shares at March 31, 2012, and 0 shares at December 31, 2011	17,500	0
Additional Paid-in Capital	3,229,233	3,229,233
Deficit accumulated during development stage	(4,135,899)	(3,926,414)
Total Stockholders' Deficit	(391,019)	(199,033)
Total Liabilities and Stockholders' Deficit	$ 320,136	$ 475,157